FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 4:-	FAIR VALUE MEASUREMENTS

ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of nonperformance.

ASC 820 also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -
inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

a.
On March 30, 2012, the Company consummated the final closing of a private placement transaction (the “2011-2012 Private Placement”) pursuant to which the investors purchased an aggregate of 2,461,000 shares of Common Stock and warrants to purchase 2,461,000 shares of Common Stock at the exercise price of $1.50 for total consideration of $2,461. The Company has registered the investors’ shares of Common Stock, and shares of Common Stock underlying the warrants, issued in the 2011-2012 Private Placement for public resale in a registration statement (the “Initial Registration Statement”) declared effective by the SEC on February 14, 2013.

The placement agent for the 2011-2012 Private Placement and its permitted designees were granted warrants to purchase an aggregate of (i) 482,200 shares of Common Stock at the exercise price of $1.00 per share and (ii) 482,200 shares of Common Stock at the exercise price of $1.50 per share. Each of the aforementioned warrants issued in the 2011-2012 Private Placement (including those warrants issued to the placement agent) contained weighted average anti-dilution protection. Subsequent to the issuance of the 2011-2012 Private Placement warrants, the $1.50 exercise price for both the warrants issued to the investors and placement agent were adjusted to approximately $1.30 per share due to a certain anti-dilutive issuance and, accordingly, additional warrants to purchase an aggregate of 371,017 and 72,455 shares of Common Stock were granted to such investors and the placement agent and its designees, respectively.

The Company accounts for such warrants (each of which include weighted average anti-dilution protection) as a liability according to the provisions of ASC 815-40, “Derivatives and Hedging - Contracts in Entity’s Own Equity”. The Company measures the warrants at fair value by using Binomial option-pricing model in each reporting period until the warrants are exercised or expired, with changes in the fair values being recognized in the Company’s statement of comprehensive loss as financial income or expense.

In estimating the warrants’ fair value, the Company used the following assumptions:

Investor warrants:

	March 31, 2014	December 31, 2013

Risk-free interest rate (1)	0.71%	0.70%
Expected volatility (2)	52.51%	52.09%
Expected life (in years) (3)	2.58	2.82
Expected dividend yield (4)	0%	0%

Fair value Warrants	$0.73	$0.74

Placement agent warrants:

	March 31, 2014	December 31, 2013

Risk-free interest rate (1)	0.45%	0.50%
Expected volatility (2)	54.38%	50.91%
Expected life (in years) (3)	2.03	2.25
Expected dividend yield (4)	0%	0%

Fair value Warrants	$0.68-0.84	$0.67-0.83

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

The changes in Level 3 liabilities associated with the 2011-2012 Private Placement warrants are measured at fair value on a recurring basis. The following tabular presentation reflects the components of the liability associated with such warrants as of March 31, 2014:

Fair value of liability related to warrants

Balance at December 31, 2012	$2,817
Change in fair value of warrants during the period	294
Exercise of warrants (*)	(415)

Balance at December 31, 2013	$2,696
Change in fair value of warrants during the period	(16)
Exercise of warrants (*)	(9)

Balance at March 31, 2014 (unaudited)	$2,671

(*)	During the year ended December 31, 2013, 141,305 and 88,485 investor and placement agent warrants, respectively, were exercised for a total amount of 194,146 shares of Common Stock of the Company.

During the three month period ended March 31, 2014, the placement agent exercised 9,118 warrants for a total amount of 9,118 shares of Common Stock of the Company, respectively (See also Note 5c).

As of March 31, 2014, there were 3,629,964 outstanding (unexercised) warrants (including both investor and placement agent warrants) relating to the 2011-2012 Private Placement.

b.
On February 18, 2014, the Company consummated a private placement transaction (the “February 2014 Private Placement”) with institutional and other accredited investors, pursuant to which the Company issued units comprised of an aggregate of (i)  2,226,956 shares of common stock and (ii) warrants initially exercisable to purchase an aggregate of 1,670,216 shares of Common Stock.  The price per unit issued in this offering was $1.88, yielding proceeds of approximately $3,813 net of issuance costs (See also note 5b).

The Company is obligated to grant to the placement agent for the February 2014 Private Placement warrants to purchase an aggregate of 144,885 shares of Common Stock at an exercise price of $2.35.

The warrants issued to the investors and placement agent in the February 2014 Private Placement are subject to adjustment upon the occurrence of certain events, including certain non-standard anti-dilution protection provisions. In addition, upon certain changes in control of the Company, the holder of a warrant can elect to receive, subject to certain limitations and assumptions, cash equal to the Black-Scholes value of the outstanding warrants.

The warrants issued to the investors and placement agent in the February 2014 Private Placement were exercisable immediately upon issuance and may be exercised at any time prior to the fifth (5 th ) anniversary of the date that the warrant shares are registered for resale with the SEC or are able to be sold without restriction under Rule 144 under the Securities Act of 1933, as amended (the “Securities Act).

The Company accounts for such warrants (each of which includes weighted average anti-dilution protection) as a liability according to the provisions of ASC 815-40, “Derivatives and Hedging - Contracts in Entity’s Own Equity”. The Company measures the warrants at fair value by using Binomial option-pricing model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company’s statement of comprehensive loss as financial income or expense.

In estimating the warrants’ fair value, the Company used the following assumptions:

Investors and placement agent warrants:

	March 31, 2014	Issuance date

Risk-free interest rate (1)	1.75%	1.63%
Expected volatility (2)	57.67%	61.49%
Expected life (in years) (3)	5.08	5.20
Expected dividend yield (4)	0%	0%

Fair value Warrants	$1.71	$1.78

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

The changes in Level 3 liabilities associated with the February 2014 Private Placement warrants are measured at fair value on a recurring basis. The following tabular presentation reflects the components of the liability associated with such warrants as of March 31, 2014:

Fair value of liability related to warrants

Balance at December 31, 2013	$-
Fair value of warrants to investors and service provider	3,230
Change in fair value of warrants during the period	(126)

Balance at March 31, 2014 (unaudited)	$3,104

NOTE 6:-	LIABILITY RELATED TO WARRANTS

On March 30, 2012, the Company consummated the final closing of a private placement transaction (the "2011-2012 Private Placement") pursuant to which the investors purchased an aggregate of 2,461,000  shares of Common Stock and warrants to purchase 2,461,000  shares of Common Stock at the exercise price of $1.50 for total consideration of $2,461,000. The Company has registered the investors' shares of Common Stock, and shares of Common Stock underlying the warrants, issued in the 2011-2012 Private Placement for public resale in the Initial Registration Statement.

The placement agent for the 2011-2012 Private Placement and its permitted designees were granted warrants to purchase an aggregate of (i) 482,200 shares of common stock at the exercise price of $1.00 per share and (ii) 482,200 shares of common stock at the exercise price of $1.50 per share. The $1.50 exercise price for both the investors warrants and placement agent warrants were adjusted to approximately $1.30 per share due to a certain anti-dilutive issuance  and, accordingly, additional warrants to purchase 371,017 and 72,455 shares of Common Stock were granted to such investors and the placement agent and its designees, respectively.

The Company accounts for such warrants (each of which include weighted average anti-dilution protection) as a liability according to the provisions of ASC 815-40, "Derivatives and Hedging - Contracts in Entity's Own Equity". The Company measures the warrants at fair value by using Binomial option-pricing model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company's statement of  comprehensive loss as financial income or expense.

In estimating the warrants' fair value, the Company used the following assumptions:

Investors warrants:

	December 31, 2013	December 31, 2012	Issuance date

Risk-free interest rate (1)	0.70%	0.51%	1.2%
Expected volatility (2)	52.09%	70%	80%
Expected life (in years) (3)	2.82	3.82	5
Expected dividend yield (4)	0%	0%	0%

Fair value Warrants	$0.74	$0.81	$0.39

Placement agent warrants:

	December 31, 2013	December 31, 2012	Issuance date

Risk-free interest rate (1)	50%	41%	86%
Expected volatility (2)	51%	59%	75%
Expected life (in years) (3)	2.25	3	3.93
Expected dividend yield (4)	0%	0%	0%

Fair value Warrants	$0.67 – 0.83	$0.65-0.79	$0.31-0.32

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the maturity date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

Fair value measurements using significant unobservable inputs (Level 3):

Fair value
of liability related to warrants
Balance at August 11, 2011 (inception date)	$-
Fair value of warrants to investors and service provider	680,230
Change in fair value of warrants	(15,867)

Balance at December 31, 2011	664,363
Fair value of warrants to investors and service provider	547,000
Change in fair value of warrants	1,606,378

Balance at December 31, 2012	$2,817,741
Change in fair value of warrants	293,542
Exercise of warrants (*)	(415,232)

Balance at December 31, 2013	$2,696,051

(*)       During the year ended December 31, 2013, 141,305 and 88,485 investors and placement agent warrants, respectively, were exercised for a total amount of 194,146 Common Stock of the Company (See also Note 9g).

As of December 31, 2013 the outstanding warrants of the 2011-2012 Private Placement to be exercise amount to 3,639,082 (See also Note 9g).